Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
United States			$ (19,150)	$ (3,470)
International			609	800
Loss from continuing operations before income taxes	$ (2,457)	$ (510)	$ (18,541)	$ (2,670)